STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.6%			Real Estate Management & Development—0.8%
Consumer Discretionary—18.5%			CBRE Group, Inc., Cl. A1	117,770 $	5,823,727
Distributors—1.6%			Health Care—15.9%
Pool Corp.	67,210 $	11,087,634	Biotechnology—0.8%
Diversified Consumer Services—1.6%			Neurocrine Biosciences, Inc.[1]	33,600	2,960,160
Bright Horizons Family Solutions, Inc.[1]	92,520	11,760,217	Sarepta Therapeutics, Inc.[1]	23,370	2,785,470
Entertainment—0.9%					5,745,630
Live Nation Entertainment, Inc.[1]	99,710	6,335,573	Health Care Equipment & Supplies—7.8%
Hotels, Restaurants & Leisure—3.4%			ABIOMED, Inc.[1]	14,720	4,203,885
Chipotle Mexican Grill, Inc., Cl. A1	12,550	8,914,391	Cooper Cos., Inc. (The)	33,950	10,054,971
Domino's Pizza, Inc.	22,490	5,804,669	DexCom, Inc.[1]	53,540	6,376,614
Planet Fitness, Inc., Cl. A1	142,810	9,813,903	Edwards Lifesciences Corp.[1]	36,600	7,002,678
		24,532,963	IDEXX Laboratories, Inc.[1]	29,910	6,687,876
			Insulet Corp.[1]	73,050	6,946,324
Interactive Media & Services—1.4%			Masimo Corp.[1]	40,520	5,603,106
IAC/InterActiveCorp[1]	48,930	10,280,682	STERIS plc	41,530	5,317,086
Media—0.4%			West Pharmaceutical Services, Inc.	36,200	3,989,240
Cable One, Inc.	2,960	2,904,885			56,181,780
Multiline Retail—0.8%			Health Care Providers & Services—1.5%
Ollie's Bargain Outlet Holdings, Inc.[1]	65,580	5,595,941	Encompass Health Corp.	59,600	3,480,640
			WellCare Health Plans, Inc.[1]	26,870	7,248,183
Specialty Retail—5.7%					10,728,823
Advance Auto Parts, Inc.	20,280	3,458,349
Burlington Stores, Inc.[1]	36,830	5,770,525	Health Care Technology—0.7%
O'Reilly Automotive, Inc.[1]	38,620	14,996,146	Veeva Systems, Inc., Cl. A1	43,110	5,468,935
Tractor Supply Co.	76,690	7,497,214	Life Sciences Tools & Services—5.1%
Ulta Beauty, Inc.[1]	27,110	9,454,070	Agilent Technologies, Inc.	140,830	11,319,915
		41,176,304	Bio-Rad Laboratories, Inc., Cl. A1	15,710	4,802,233
Textiles, Apparel & Luxury Goods—2.7%			ICON plc[1]	80,530	10,998,787
Canada Goose Holdings, Inc.[1]	75,670	3,633,673	IQVIA Holdings, Inc.[1]	65,390	9,406,352
Levi Strauss & Co., Cl. A1	96,080	2,262,684			36,527,287
lululemon athletica, Inc.[1]	80,540	13,198,090	Industrials—17.8%
		19,094,447	Aerospace & Defense—2.0%
Consumer Staples—4.5%			HEICO Corp.	84,930	8,057,309
Beverages—0.7%			TransDigm Group, Inc.[1]	14,640	6,646,414
Keurig Dr Pepper, Inc.	196,470	5,495,266			14,703,723
Food Products—2.7%			Airlines—0.7%
Lamb Weston Holdings, Inc.	152,220	11,407,367	United Continental Holdings, Inc.[1]	59,280	4,729,358
McCormick & Co., Inc.	52,930	7,972,846	Building Products—1.3%
		19,380,213	Lennox International, Inc.	22,580	5,970,152
Household Products—1.1%			Masco Corp.	90,530	3,558,734
Church & Dwight Co., Inc.	110,300	7,856,669			9,528,886
Energy—1.1%			Commercial Services & Supplies—4.5%
Oil, Gas & Consumable Fuels—1.1%			Cintas Corp.	50,620	10,230,808
Cheniere Energy, Inc.[1]	50,810	3,473,372	Republic Services, Inc., Cl. A	68,180	5,480,309
Diamondback Energy, Inc.	42,213	4,285,886	Waste Connections, Inc.	191,595	16,973,401
		7,759,258			32,684,518
Financials—8.8%			Industrial Conglomerates—2.3%
Capital Markets—2.9%			Roper Technologies, Inc.	48,770	16,677,877
KKR & Co., Inc., Cl. A	207,640	4,877,463	Machinery—2.1%
MarketAxess Holdings, Inc.	16,250	3,998,800	IDEX Corp.	75,000	11,380,500
MSCI, Inc., Cl. A	62,140	12,355,918	Woodward, Inc.	36,920	3,503,339
		21,232,181			14,883,839
Commercial Banks—0.4%			Professional Services—4.4%
SVB Financial Group[1]	12,070	2,683,885	CoStar Group, Inc.[1]	30,150	14,062,563
Insurance—2.9%			IHS Markit Ltd.[1]	206,330	11,220,225
Arthur J. Gallagher & Co.	129,040	10,078,024	TransUnion	91,920	6,143,933
Progressive Corp. (The)	148,060	10,673,645			31,426,721
		20,751,669	Road & Rail—0.5%
Real Estate Investment Trusts (REITs)—1.8%			Lyft, Inc., Cl. A1	48,070	3,763,400
Alexandria Real Estate Equities, Inc.	38,060	5,425,834	Information Technology—29.2%
SBA Communications Corp., Cl. A1	37,270	7,441,328	Communications Equipment—1.2%
		12,867,162	Motorola Solutions, Inc.	62,630	8,794,505

	1	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Electronic Equipment, Instruments, & Components—3.9%			Software (Continued)
CDW Corp.	124,510 $	11,999,029	Fair Isaac Corp.[1]	34,030 $	9,243,569
Keysight Technologies, Inc.[1]	104,640	9,124,608	RingCentral, Inc., Cl. A1	121,610	13,109,558
Zebra Technologies Corp., Cl. A1	33,130	6,941,729	ServiceNow, Inc.[1]	49,264	12,143,083
		28,065,366	Splunk, Inc.[1]	41,490	5,169,654
IT Services—8.4%			Synopsys, Inc.[1]	128,220	14,764,533
Booz Allen Hamilton Holding Corp.,			Trade Desk, Inc. (The), Cl. A1	17,380	3,440,371
Cl. A	119,710	6,959,940	Zendesk, Inc.[1]	76,790	6,527,150
Broadridge Financial Solutions, Inc.	35,220	3,651,962			72,702,415
Euronet Worldwide, Inc.[1]	48,760	6,952,688	Materials—2.8%
Global Payments, Inc.	90,650	12,375,538	Chemicals—1.2%
Total System Services, Inc.	174,520	16,581,145	Ashland Global Holdings, Inc.	45,390	3,546,321
Twilio, Inc., Cl. A1	54,550	7,046,769	Ingevity Corp.[1]	46,400	4,900,304
WEX, Inc.[1]	35,570	6,829,084			8,446,625
		60,397,126	Containers & Packaging—1.6%
Semiconductors & Semiconductor Equipment—5.6%			Avery Dennison Corp.	36,860	4,165,180
Advanced Micro Devices, Inc.[1]	140,430	3,583,774	Ball Corp.	125,460	7,259,115
Cree, Inc.[1]	29,820	1,706,300			11,424,295
Lam Research Corp.	53,610	9,596,726	Total Common Stocks (Cost $559,202,729)		709,649,629
Marvell Technology Group Ltd.	185,180	3,683,230
Monolithic Power Systems, Inc.	82,650	11,198,249	Investment Company—1.4%
Xilinx, Inc.	81,880	10,381,565	Oppenheimer Institutional Government
		40,149,844	Money Market Fund, Cl. E, 2.42%[2,3] (Cost
Software—10.1%			$9,916,403)	9,916,403	9,916,403
Atlassian Corp. plc, Cl. A1	73,890	8,304,497	Total Investments, at Value (Cost
			$569,119,132)	100.0%	719,566,032
			Net Other Assets (Liabilities)	0.0	(116,069)
			Net Assets	100.0% $	719,449,963

Footnotes to Statement of Investments
1. Non-income producing security.
2. Rate shown is the 7-day yield at period end.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	25,869,936	63,314,377	79,267,910	9,916,403
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$9,916,403	$78,787	$—	$—

2 OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Discovery Mid Cap Growth Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the
Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$132,768,646	$—	$—	$132,768,646
Consumer Staples	32,732,148	—	—	32,732,148

3 OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Common Stocks (Continued)
Energy	$7,759,258	$—	$—	$7,759,258
Financials	63,358,624	—	—	63,358,624
Health Care	114,652,455	—	—	114,652,455
Industrials	128,398,322	—	—	128,398,322
Information Technology	210,109,256	—	—	210,109,256
Materials	19,870,920	—	—	19,870,920
Investment Company	9,916,403	—	—	9,916,403
Total Assets	$719,566,032	$—	$—	$719,566,032

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the
Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and

4 OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

4. Market Risk Factors (Continued)
a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

5 OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA